Summary of material accounting policies - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Selling, general and administrative expense [member]
Disclosure Of Significant Accounting Policies [Line Items]
Amount of reclassifications or changes in presentation	€ 4.6
Office equipment [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life , property, plant and equipment	3 years
Office equipment [member] | Top Of Range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life , property, plant and equipment	5 years